Distribution Date:	10/18/21	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C9
Determination Date:	10/12/21
Next Distribution Date:	11/18/21
Record Date:	09/30/21	Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C9

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Morgan Stanley Capital I Inc.
Certificate Factor Detail	3		General Information Number	(212) 761-4000	cmbs_notices@morganstanley.com
Certificate Interest Reconciliation Detail	4		1585 Broadway, | New York, NY 10036
		Master Servicer	Midland Loan Services
Exchangeable Certificate Detail	5
			askmidlandls.com	(913) 253-9000
Additional Information	6
			A Division of PNC Bank, N.A.,10851 Mastin Street, Building 82 | Overland Park, KS 66210
Bond / Collateral Reconciliation - Cash Flows	7	Special Servicer	LNR Partners,LLC
Bond / Collateral Reconciliation - Balances	8		Job Warshaw		jwarshaw@lnrpartners.com
Current Mortgage Loan and Property Stratification	9-13		1601 Washington Avenue,Suite 700 | Miami Beach, FL 33139
Mortgage Loan Detail (Part 1)	14-15	Senior Trust Advisor	Trimont Real Estate Advisors, LLC
Mortgage Loan Detail (Part 2)	16-17		Trust Advisor		Trustadvisor@trimontrea.com
Principal Prepayment Detail	18		3500 Lenox Road,Suite G1 | Atlanta, GA 30326
Historical Detail	19	Certificate Administrator	Wells Fargo Bank, N.A.
			Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Delinquency Loan Detail	20				trustadministrationgroup@wellsfargo.com
Collateral Stratification and Historical Detail	21		9062 Old Annapolis Road, | Columbia, MD 21045
Specially Serviced Loan Detail - Part 1	22
Specially Serviced Loan Detail - Part 2	23
Modified Loan Detail	24
Historical Liquidated Loan Detail	25
Historical Bond / Collateral Loss Reconciliation Detail	26
Interest Shortfall Detail - Collateral Level	27
Supplemental Notes	28

This report is compiled by Wells Fargo Bank, N.A. from information provided by third parties. Wells Fargo Bank, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and special notices. In addition, certificateholders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential	Page 1 of 28

				Certificate Distribution Detail

											Current	Original
		Pass-Through Rate		Beginning	Principal	Interest	Prepayment		Total		Credit	Credit
Class	CUSIP	(2)	Original Balance	Balance	Distribution	Distribution	Penalties	Realized Losses	Distribution	Ending Balance	Support¹	Support¹
Regular Certificates
A-1	61762DAS0	0.825000%	73,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	61762DAT8	1.970000%	188,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-AB	61762DAU5	2.657000%	90,000,000.00	27,215,343.63	1,601,176.00	60,259.31	0.00	0.00	1,661,435.31	25,614,167.63	42.28%	30.00%
A-3	61762DAV3	2.834000%	125,000,000.00	96,549,779.83	0.00	228,018.40	0.00	0.00	228,018.40	96,549,779.83	42.28%	30.00%
A-3FL	61762DAA9	0.810000%	75,000,000.00	57,929,867.90	0.00	40,406.08	0.00	0.00	40,406.08	57,929,867.90	42.28%	30.00%
A-3FX	61762DAC5	3.067000%	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	61762DAW1	3.102000%	342,834,000.00	342,834,000.00	0.00	886,225.89	0.00	0.00	886,225.89	342,834,000.00	42.28%	30.00%
A-S	61762DAY7	3.456000%	102,152,000.00	102,152,000.00	0.00	294,197.76	0.00	0.00	294,197.76	102,152,000.00	31.01%	22.00%
B	61762DAZ4	3.708000%	81,403,000.00	81,403,000.00	0.00	251,535.27	0.00	0.00	251,535.27	81,403,000.00	22.02%	15.63%
C	61762DBB6	4.021318%	38,307,000.00	38,307,000.00	0.00	128,370.53	0.00	0.00	128,370.53	38,307,000.00	17.79%	12.63%
D	61762DAG6	4.109318%	60,653,000.00	60,653,000.00	0.00	207,702.06	0.00	0.00	207,702.06	60,653,000.00	11.10%	7.88%
E	61762DAJ0	4.109318%	14,365,000.00	14,365,000.00	0.00	49,191.96	0.00	0.00	49,191.96	14,365,000.00	9.51%	6.75%
F	61762DBC4	4.109318%	12,769,000.00	12,769,000.00	0.00	43,726.57	0.00	0.00	43,726.57	12,769,000.00	8.10%	5.75%
G	61762DAL5	4.109318%	15,962,000.00	15,962,000.00	0.00	54,660.78	0.00	0.00	54,660.78	15,962,000.00	6.34%	4.50%
H	61762DAN1	4.109318%	20,749,000.00	20,749,000.00	0.00	71,053.53	0.00	0.00	71,053.53	20,749,000.00	4.05%	2.88%
J	61762DBE0	4.109318%	36,711,883.00	36,711,883.00	0.00	84,457.85	0.00	0.00	84,457.85	36,711,883.00	0.00%	0.00%
R	61762DAQ4	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,276,905,884.01	907,600,874.36	1,601,176.00	2,399,805.99	0.00	0.00	4,000,981.99	905,999,698.36

Notional Certificates
X-A	61762DAX9	1.013465%	995,986,000.00	626,680,991.35	0.00	529,265.84	0.00	0.00	529,265.84	625,079,815.35
X-B	61762DAE1	0.301057%	119,710,000.00	119,710,000.00	0.00	30,032.93	0.00	0.00	30,032.93	119,710,000.00
Notional SubTotal			1,115,696,000.00	746,390,991.35	0.00	559,298.77	0.00	0.00	559,298.77	744,789,815.35

Deal Distribution Total					1,601,176.00	2,959,104.76	0.00	0.00	4,560,280.76

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and dividing

	the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in the

	underlying index (if and as applicable), and any other matters provided in the governing documents.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 2 of 28

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution Interest Distribution		/ (Paybacks)	Shortfalls	Prepayment Penalties	Realized Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	61762DAS0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	61762DAT8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-AB	61762DAU5	302.39270700	17.79084444	0.66954789	0.00000000	0.00000000	0.00000000	0.00000000	18.46039233	284.60186256
A-3	61762DAV3	772.39823864	0.00000000	1.82414720	0.00000000	0.00000000	0.00000000	0.00000000	1.82414720	772.39823864
A-3FL	61762DAA9	772.39823867	0.00000000	0.53874773	0.00000000	0.00000000	0.00000000	0.00000000	0.53874773	772.39823867
A-3FX	61762DAC5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	61762DAW1	1,000.00000000	0.00000000	2.58500000	0.00000000	0.00000000	0.00000000	0.00000000	2.58500000	1,000.00000000
A-S	61762DAY7	1,000.00000000	0.00000000	2.88000000	0.00000000	0.00000000	0.00000000	0.00000000	2.88000000	1,000.00000000
B	61762DAZ4	1,000.00000000	0.00000000	3.09000000	0.00000000	0.00000000	0.00000000	0.00000000	3.09000000	1,000.00000000
C	61762DBB6	1,000.00000000	0.00000000	3.35109849	0.00000000	0.00000000	0.00000000	0.00000000	3.35109849	1,000.00000000
D	61762DAG6	1,000.00000000	0.00000000	3.42443177	0.00000000	0.00000000	0.00000000	0.00000000	3.42443177	1,000.00000000
E	61762DAJ0	1,000.00000000	0.00000000	3.42443160	0.00000000	0.00000000	0.00000000	0.00000000	3.42443160	1,000.00000000
F	61762DBC4	1,000.00000000	0.00000000	3.42443183	0.00000000	0.00000000	0.00000000	0.00000000	3.42443183	1,000.00000000
G	61762DAL5	1,000.00000000	0.00000000	3.42443178	0.00000000	0.00000000	0.00000000	0.00000000	3.42443178	1,000.00000000
H	61762DAN1	1,000.00000000	0.00000000	3.42443154	0.00000000	0.00000000	0.00000000	0.00000000	3.42443154	1,000.00000000
J	61762DBE0	1,000.00000000	0.00000000	2.30055892	1.12387289	16.47421381	0.00000000	0.00000000	2.30055892	1,000.00000000
R	61762DAQ4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	61762DAX9	629.20662675	0.00000000	0.53139888	0.00000000	0.00000000	0.00000000	0.00000000	0.53139888	627.59899773
X-B	61762DAE1	1,000.00000000	0.00000000	0.25088071	0.00000000	0.00000000	0.00000000	0.00000000	0.25088071	1,000.00000000

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 3 of 28

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-AB	09/01/21 - 09/30/21	30	0.00	60,259.31	0.00	60,259.31	0.00	0.00	0.00	60,259.31	0.00
A-3	09/01/21 - 09/30/21	30	0.00	228,018.40	0.00	228,018.40	0.00	0.00	0.00	228,018.40	0.00
A-3FL	09/17/21 - 10/17/21	31	0.00	40,406.08	0.00	40,406.08	0.00	0.00	0.00	40,406.08	0.00
A-3FX	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	09/01/21 - 09/30/21	30	0.00	886,225.89	0.00	886,225.89	0.00	0.00	0.00	886,225.89	0.00
A-S	09/01/21 - 09/30/21	30	0.00	294,197.76	0.00	294,197.76	0.00	0.00	0.00	294,197.76	0.00
B	09/01/21 - 09/30/21	30	0.00	251,535.27	0.00	251,535.27	0.00	0.00	0.00	251,535.27	0.00
C	09/01/21 - 09/30/21	30	0.00	128,370.53	0.00	128,370.53	0.00	0.00	0.00	128,370.53	0.00
D	09/01/21 - 09/30/21	30	0.00	207,702.06	0.00	207,702.06	0.00	0.00	0.00	207,702.06	0.00
E	09/01/21 - 09/30/21	30	0.00	49,191.96	0.00	49,191.96	0.00	0.00	0.00	49,191.96	0.00
F	09/01/21 - 09/30/21	30	0.00	43,726.57	0.00	43,726.57	0.00	0.00	0.00	43,726.57	0.00
G	09/01/21 - 09/30/21	30	0.00	54,660.78	0.00	54,660.78	0.00	0.00	0.00	54,660.78	0.00
H	09/01/21 - 09/30/21	30	0.00	71,053.53	0.00	71,053.53	0.00	0.00	0.00	71,053.53	0.00
J	09/01/21 - 09/30/21	30	563,539.92	125,717.34	0.00	125,717.34	41,259.49	0.00	0.00	84,457.85	604,799.41
R	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-A	09/01/21 - 09/30/21	30	0.00	529,265.84	0.00	529,265.84	0.00	0.00	0.00	529,265.84	0.00
X-B	09/01/21 - 09/30/21	30	0.00	30,032.93	0.00	30,032.93	0.00	0.00	0.00	30,032.93	0.00
Totals			563,539.92	3,000,364.25	0.00	3,000,364.25	41,259.49	0.00	0.00	2,959,104.76	604,799.41

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 4 of 28

				Exchangeable Certificate Detail
		Pass-Through					Prepayment
Class	CUSIP	Rate	Original Balance	Beginning Balance	Principal Distribution	Interest Distribution	Penalties	Realized Losses	Total Distribution	Ending Balance
Exchangeable Certificate Details
PST	61762DBA8	3.646069%	0.01	221,862,000.00	0.00	674,103.56	0.00	0.00	674,103.56	221,862,000.00
Exchangeable Certificates Total			0.01	221,862,000.00	0.00	674,103.56	0.00	0.00	674,103.56	221,862,000.00

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 5 of 28

Additional Information

Total Available Distribution Amount (1)	4,560,280.76
Benchmark: 1-Month LIBOR
Current Period 1 Month LIBOR %	0.085000
Next Period 1 Month LIBOR %	0.086000
(1) The Available Distribution Amount includes any Prepayment Penalties.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential		Page 6 of 28

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,126,532.31	Master Servicing Fee	15,126.68
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	0.00
Interest Adjustments	0.00	Trustee Fee	2,495.90
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	0.00
ARD Interest	0.00	Operating Advisor Fee	0.00
Net Prepayment Interest Excess / (Shortfall)	0.00	Trust Advisor Fee	892.47
Extension Interest	0.00
Interest Reserve Withdrawal	0.00	Total Fees	18,515.06
Total Interest Collected	3,126,532.31

Principal		Expenses/Reimbursements
Scheduled Principal	1,601,175.96	Reimbursement for Interest on Advances	218.24
Unscheduled Principal Collections		ASER Amount	6,666.25
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	34,375.00
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	1,601,175.96	Total Expenses/Reimbursements	41,259.49

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,959,104.76
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	1,601,176.00
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Net Swap Counterparty Payments Paid	107,653.01
Total Other Collected	0.00	Borrower Option Extension Fees	0.00
		Total Payments to Certificateholders and Others	4,667,933.77
Total Funds Collected	4,727,708.27	Total Funds Distributed	4,727,708.32

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential			Page 7 of 28

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	907,600,874.38	907,600,874.38	Beginning Certificate Balance	907,600,874.36
(-) Scheduled Principal Collections	1,601,175.96	1,601,175.96	(-) Principal Distributions	1,601,176.00
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.04	0.04	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	905,999,698.38	905,999,698.38	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	907,670,542.67	907,670,542.67	Ending Certificate Balance	905,999,698.36
Ending Actual Collateral Balance	906,036,169.33	906,036,169.33

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.02)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.02)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.11%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential				Page 8 of 28

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	12	278,301,959.28	30.72%	18	4.3203	NAP	Defeased	12	278,301,959.28	30.72%	18	4.3203	NAP
10,000,000 or less	25	140,336,890.50	15.49%	18	4.3169	1.862805	Unknown	0	0.00	0.00%	0	0.0000	0.000000
10,000,001 to 20,000,000	9	129,755,470.05	14.32%	29	4.1477	1.785168	1.20 or less	8	136,353,116.18	15.05%	66	4.4765	0.716722
20,000,001 to 30,000,000	4	96,829,095.02	10.69%	17	4.0376	1.710503	1.21 to 1.30	4	20,424,017.91	2.25%	18	4.2256	1.273049
30,000,001 to 40,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.31 to 1.40	1	7,171,625.60	0.79%	19	4.6400	1.330000
40,000,001 to 70,000,000	2	110,776,283.53	12.23%	77	4.3833	1.376426	1.41 to 1.50	5	61,431,785.52	6.78%	42	4.4225	1.441194
70,000,001 to 120,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.51 to 1.60	2	8,078,619.33	0.89%	17	4.7215	1.547564
120,000,001 or greater	1	150,000,000.00	16.56%	18	3.4800	1.780000	1.61 to 1.70	1	13,600,307.81	1.50%	17	4.1900	1.610000
Totals	53	905,999,698.38	100.00%	27	4.1334	1.586498	1.71 to 1.80	5	233,012,282.05	25.72%	18	3.6465	1.764860
							1.81 to 1.90	1	15,301,391.12	1.69%	17	4.0000	1.860000
							1.91 to 2.00	2	11,576,479.02	1.28%	18	4.3913	1.943819
							2.01 to 2.10	2	18,804,021.71	2.08%	17	4.0500	2.054525
							2.11 to 2.20	4	40,215,138.58	4.44%	16	4.2951	2.123527
							2.21 to 2.50	1	6,078,626.71	0.67%	18	4.0750	2.450000
							2.51 to 2.80	3	32,275,327.56	3.56%	18	3.8139	2.726660
							2.81 or greater	2	23,375,000.00	2.58%	18	3.7340	5.682674
							Totals	53	905,999,698.38	100.00%	27	4.1334	1.586498
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 9 of 28

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³
	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹
Defeased	10	278,301,959.28	30.72%	18	4.3203	NAP
							Defeased	10	278,301,959.28	30.72%	18	4.3203	NAP
Arizona	1	998,481.31	0.11%	18	3.6700	2.740000
							Lodging	6	51,524,183.16	5.69%	17	4.3516	0.852624
California	14	75,589,805.11	8.34%	17	4.1123	1.534104
							Mobile Home Park	2	18,804,021.71	2.08%	17	4.0500	2.054525
Colorado	1	4,155,841.12	0.46%	18	3.6700	2.740000
							Office	3	20,881,332.46	2.30%	17	4.1962	1.623941
Florida	9	46,873,460.06	5.17%	18	4.3494	1.916185
							Other	1	150,000,000.00	16.56%	18	3.4800	1.780000
Georgia	1	7,202,717.89	0.80%	18	4.1160	1.300000
							Retail	38	343,743,919.02	37.94%	41	4.2658	1.750108
Illinois	2	16,137,259.65	1.78%	17	4.4396	0.719722
							Self Storage	5	27,744,282.75	3.06%	18	4.1085	2.393078
Indiana	1	7,171,625.60	0.79%	19	4.6400	1.330000
							Totals	65	905,999,698.38	100.00%	27	4.1334	1.586498
Louisiana	1	9,048,249.46	1.00%	16	4.4490	1.770000
Maryland	1	15,301,391.12	1.69%	17	4.0000	1.860000
Massachusetts	2	60,764,374.64	6.71%	18	3.9768	1.747107
Michigan	1	14,335,630.90	1.58%	125	4.6600	1.440000
Minnesota	1	8,619,771.29	0.95%	18	3.9500	0.740000
Mississippi	2	10,933,489.69	1.21%	16	4.6800	1.480000
New Jersey	4	24,717,527.95	2.73%	17	4.1365	1.702011
New York	5	228,899,029.16	25.26%	47	3.8724	1.516883
Ohio	1	23,841,513.13	2.63%	17	4.1000	1.420000
Oklahoma	1	3,547,358.97	0.39%	15	4.8000	1.570000
Pennsylvania	1	5,125,000.00	0.57%	19	3.5700	9.360000
Texas	3	38,527,833.72	4.25%	17	4.1133	2.833352
Utah	2	6,908,125.06	0.76%	18	4.2986	1.951050
Virginia	1	3,999,253.27	0.44%	18	4.2800	1.970000
Totals	65	905,999,698.38	100.00%	27	4.1334	1.586498

Note: Please refer to footnotes on the next page of the report.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 10 of 28

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	12	278,301,959.28	30.72%	18	4.3203	NAP	Defeased	12	278,301,959.28	30.72%	18	4.3203	NAP
	3.500% or less	2	165,000,000.00	18.21%	18	3.4800	1.780000	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	3.501% to 4.000%	7	151,737,301.01	16.75%	18	3.8882	2.267864	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.001% to 4.500%	22	183,260,491.05	20.23%	17	4.2144	1.654554	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.501% or greater	10	127,699,947.04	14.09%	81	4.7457	1.073795	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	53	905,999,698.38	100.00%	27	4.1334	1.586498	49 months or greater	41	627,697,739.10	69.28%	31	4.0506	1.717638
								Totals	53	905,999,698.38	100.00%	27	4.1334	1.586498
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 11 of 28

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	12	278,301,959.28	30.72%	18	4.3203	NAP	Defeased	12	278,301,959.28	30.72%	18	4.3203	NAP
	60 months or less	39	558,202,961.84	61.61%	18	3.9609	1.792718	Interest Only	5	211,475,000.00	23.34%	18	3.5288	2.316238
	61 to 120 months	0	0.00	0.00%	0	0.0000	0.000000	230 months or less	8	59,949,075.20	6.62%	43	4.6555	1.278994
	121 to 228 months	2	69,494,777.26	7.67%	135	4.7711	1.114576	231 to 300 months	28	356,273,663.90	39.32%	36	4.2585	1.436133
	229 months or greater	0	0.00	0.00%	0	0.0000	0.000000	301 to 350 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	53	905,999,698.38	100.00%	27	4.1334	1.586498	351 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	53	905,999,698.38	100.00%	27	4.1334	1.586498
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 12 of 28

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	12	278,301,959.28	30.72%	18	4.3203	NAP				None
Underwriter's Information		2	30,060,539.48	3.32%	18	3.8159	2.432038
	12 months or less	37	578,376,651.10	63.84%	32	4.0506	1.709059
	13 months to 24 months	2	19,260,548.52	2.13%	17	4.4164	0.860260
	25 momths or greater	0	0.00	0.00%	0	0.0000	0.000000
	Unknown	0	0.00	0.00%	0	0.0000	0.000000
	Totals	53	905,999,698.38	100.00%	27	4.1334	1.586498
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 13 of 28

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	30304864	98	New York	NY	Actual/360	3.480%	435,000.00	0.00	0.00	04/05/23	04/05/43	--	150,000,000.00	150,000,000.00	04/05/20
1.2	30304907				Actual/360	3.480%	43,500.00	0.00	0.00	04/05/23	04/05/43	--	15,000,000.00	15,000,000.00	04/05/20
2	30304865	OF	Addison	TX	Actual/360	4.260%	368,782.86	197,621.46	0.00	N/A	04/01/23	--	103,882,496.30	103,684,874.80	10/01/21
2.1	30304904				Actual/360	4.260%	96,204.22	51,553.43	0.00	N/A	04/01/23	--	27,099,781.53	27,048,228.10	10/01/21
2.2	30304905				Actual/360	4.260%	48,102.11	25,776.71	0.00	N/A	04/01/23	--	13,549,891.18	13,524,114.47	10/01/21
4	30304840	RT	Dartmouth	MA	Actual/360	3.970%	184,444.23	134,266.31	0.00	N/A	04/01/23	--	55,751,403.48	55,617,137.17	10/01/21
5	30304883	RT	New York	NY	Actual/360	4.800%	221,116.25	119,916.23	0.00	N/A	03/01/33	--	55,279,062.59	55,159,146.36	10/01/21
6	30304893	OF	Indianapolis	IN	Actual/360	4.530%	131,767.43	68,442.40	0.00	N/A	03/01/23	--	34,905,278.56	34,836,836.16	10/01/21
7	30304884	OF	Charlotte	NC	Actual/360	4.240%	106,278.52	65,695.60	0.00	N/A	03/01/23	--	30,078,827.83	30,013,132.23	10/01/21
8	30304841	LO	Sonoma	CA	Actual/360	3.960%	85,094.43	62,190.33	0.00	N/A	04/01/23	--	25,786,191.76	25,724,001.43	10/01/21
9	30304885	RT	Fontana	CA	Actual/360	4.410%	88,980.83	48,890.91	0.00	N/A	01/01/23	--	24,212,471.37	24,163,580.46	10/01/21
10	30304886	RT	Massillon	OH	Actual/360	4.100%	81,618.29	46,767.52	0.00	N/A	03/01/23	--	23,888,280.65	23,841,513.13	10/01/21
11	30304842	OF	New York	NY	Actual/360	4.004%	72,257.67	51,930.27	0.00	N/A	04/01/23	--	21,655,645.25	21,603,714.98	10/01/21
12	30304887	LO	Chicago	IL	Actual/360	4.660%	84,055.45	47,584.81	0.00	N/A	04/01/23	--	21,645,179.29	21,597,594.48	10/01/21
16	30304844	RT	Various	Various	Actual/360	3.670%	70,647.50	0.00	0.00	N/A	04/01/23	--	23,100,000.00	23,100,000.00	10/01/21
18	30304889	RT	Brighton	MI	Actual/360	4.660%	56,010.99	87,798.82	0.00	N/A	03/01/32	--	14,423,429.72	14,335,630.90	10/01/21
19	30304898	RT	Fort Worth	TX	Actual/360	3.780%	57,487.50	0.00	0.00	N/A	04/01/23	--	18,250,000.00	18,250,000.00	09/01/21
20	30304866	RT	Oxon Hill	MD	Actual/360	4.000%	51,112.75	32,434.93	0.00	N/A	03/01/23	--	15,333,826.05	15,301,391.12	10/01/21
23	30304894	RT	Chicago	IL	Actual/360	4.550%	53,633.30	31,734.84	0.00	N/A	03/01/23	--	14,145,045.89	14,113,311.05	10/01/21
24	30304845	MH	Howell	NJ	Actual/360	4.050%	46,202.37	32,807.37	0.00	N/A	03/01/23	--	13,689,591.61	13,656,784.24	10/01/21
25	30304869	RT	New York	NY	Actual/360	4.210%	51,183.99	24,704.17	0.00	N/A	04/01/23	--	14,589,259.41	14,564,555.24	10/01/21
26	30304863	OF	Dallas	TX	Actual/360	4.190%	47,568.94	23,253.95	0.00	N/A	03/01/23	--	13,623,561.76	13,600,307.81	10/01/21
27	30304870	LO	Starkville	MS	Actual/360	4.680%	42,782.85	36,470.95	0.00	N/A	02/01/23	--	10,969,960.64	10,933,489.69	09/01/21
28	30304846	RT	Alexandria	LA	Actual/360	4.449%	33,623.40	20,771.83	0.00	N/A	02/01/23	--	9,069,021.29	9,048,249.46	10/01/21
29	30304895	RT	Burnsville	MN	Actual/360	3.950%	28,433.68	18,308.24	0.00	N/A	04/01/23	--	8,638,079.53	8,619,771.29	10/01/21
30	30304890	RT	Mishawaka	IN	Actual/360	4.640%	27,821.10	23,485.49	0.00	N/A	05/01/23	--	7,195,111.09	7,171,625.60	10/01/21
31	30304888	OF	Anaheim	CA	Actual/360	4.540%	30,911.38	14,904.45	0.00	N/A	04/01/23	--	8,170,409.38	8,155,504.93	10/01/21
32	30304871	RT	Miami	FL	Actual/360	4.450%	28,162.56	17,172.13	0.00	N/A	04/01/23	--	7,594,397.88	7,577,225.75	10/01/21

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																Page 14 of 28

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
33	30304847	LO	Houston	TX	Actual/360	4.868%	27,177.18	21,861.46	0.00	N/A	02/01/23	--	6,699,387.37	6,677,525.91	10/01/21
34	30304848	RT	Lawrenceville	GA	Actual/360	4.116%	24,756.57	14,941.84	0.00	N/A	04/01/23	--	7,217,659.73	7,202,717.89	10/01/21
35	30304849	SS	North Miami Beach	FL	Actual/360	4.075%	21,258.04	14,873.15	0.00	N/A	04/01/23	--	6,260,037.39	6,245,164.24	10/01/21
36	30304850	SS	Virginia Gardens	FL	Actual/360	4.075%	21,258.04	14,873.15	0.00	N/A	04/01/23	--	6,260,037.39	6,245,164.24	10/01/21
37	30304872	RT	Aliso Viejo	CA	Actual/360	4.300%	24,983.63	11,636.86	0.00	N/A	04/01/23	--	6,972,176.34	6,960,539.48	10/01/21
38	30304873	LO	Pembroke Pines	FL	Actual/360	4.960%	24,340.10	18,747.28	0.00	N/A	04/01/23	--	5,888,733.16	5,869,985.88	10/01/21
39	30304851	SS	Miami Lakes	FL	Actual/360	4.075%	20,691.16	14,476.53	0.00	N/A	04/01/23	--	6,093,103.24	6,078,626.71	10/01/21
40	30304874	Various Newark		NJ	Actual/360	4.120%	19,296.72	19,453.46	0.00	N/A	04/01/23	--	5,620,405.09	5,600,951.63	10/01/21
41	30304875	MH	Garner	NC	Actual/360	4.430%	17,593.19	26,428.21	0.00	N/A	02/01/23	--	4,765,650.43	4,739,222.22	10/01/21
42	30304852	RT	Coconut Creek	FL	Actual/360	4.856%	21,763.11	17,420.60	0.00	N/A	03/01/23	--	5,378,032.92	5,360,612.32	10/01/21
43	30304876	RT	Gibbstown	NJ	Actual/360	4.370%	19,928.29	12,506.09	0.00	N/A	04/01/23	--	5,472,298.17	5,459,792.08	10/01/21
44	30304853	SS	Congers	NY	Actual/360	4.253%	19,287.54	12,699.97	0.00	N/A	03/01/23	--	5,442,052.56	5,429,352.59	10/01/21
45	30304854	MH	Taunton	MA	Actual/360	4.050%	17,413.66	12,365.09	0.00	N/A	03/01/23	--	5,159,602.56	5,147,237.47	10/01/21
46	30304896	MF	Greenwood	IN	Actual/360	4.310%	18,967.32	10,760.21	0.00	N/A	02/01/23	--	5,280,922.98	5,270,162.77	10/01/21
47	30304877	RT	San Francisco	CA	Actual/360	4.010%	18,829.19	9,850.33	0.00	N/A	04/01/23	--	5,634,669.35	5,624,819.02	10/01/21
48	30304878	98	St. Paul	MN	Actual/360	4.420%	15,909.35	14,412.23	0.00	N/A	05/01/23	--	4,319,280.08	4,304,867.85	10/01/21
49	30304855	RT	Miami Gardens	FL	Actual/360	4.660%	17,635.16	9,983.48	0.00	N/A	04/01/23	--	4,541,243.84	4,531,260.36	10/01/21
51	30304897	OF	Virginia Beach	VA	Actual/360	4.280%	14,312.77	13,673.32	0.00	N/A	04/01/23	--	4,012,926.59	3,999,253.27	10/01/21
52	30304880	RT	Greensburg	PA	Actual/360	3.570%	15,246.88	0.00	0.00	N/A	05/01/23	--	5,125,000.00	5,125,000.00	10/01/21
53	30304856	SS	Mahopac	NY	Actual/360	4.065%	12,719.75	8,932.91	0.00	N/A	04/01/23	--	3,754,907.88	3,745,974.97	10/01/21
54	30304857	RT	Salt Lake City	UT	Actual/360	4.287%	12,751.96	8,247.65	0.00	N/A	04/01/23	--	3,569,477.29	3,561,229.64	10/01/21
55	30304858	OF	Fort Lauderdale	FL	Actual/360	4.497%	13,235.21	8,038.09	0.00	N/A	02/01/23	--	3,531,744.38	3,523,706.29	10/01/21
56	30304881	RT	Broken Arrow	OK	Actual/360	4.800%	14,220.70	7,815.24	0.00	N/A	01/01/23	--	3,555,174.21	3,547,358.97	10/01/21
57	30304859	RT	Park City	UT	Actual/360	4.311%	12,051.63	7,769.07	0.00	N/A	03/01/23	--	3,354,664.49	3,346,895.42	10/01/21
59	30304891	RT	Escondido	CA	Actual/360	4.500%	8,120.56	4,926.59	0.00	N/A	02/01/23	--	2,165,482.90	2,160,556.31	10/01/21
Totals							3,126,532.31	1,601,175.96	0.00				907,600,874.38	905,999,698.38

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																Page 15 of 28

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	143,612,334.30	137,892,770.50	04/01/20	03/31/21	10/12/21	2,101,814.75	6,060.23	425,879.77	7,894,273.14	4,934,750.26	0.00
1.2	143,612,334.30	137,892,770.50	04/01/20	03/31/21	10/12/21	210,181.47	606.02	42,587.98	789,427.35	0.00	0.00
2	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
2.1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
2.2	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
4	7,293,919.01	7,164,652.28	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
5	4,038,525.95	4,347,493.64	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
6	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
7	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
8	(2,441,443.43)	1,902,183.48	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
9	6,402,703.50	7,610,955.44	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
10	2,207,826.09	2,444,629.70	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
11	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
12	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
16	2,304,703.36	2,305,975.91	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
18	2,870,344.98	2,772,018.06	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
19	2,329,321.00	3,343,685.08	01/01/21	06/30/21	--	0.00	0.00	57,031.25	57,031.25	0.00	0.00
20	3,477,360.44	1,003,208.20	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
23	567,952.80	0.00	--	--	11/12/20	0.00	0.00	0.00	0.00	0.00	0.00
24	1,835,593.20	1,969,207.93	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
25	301,269.99	(19,304.95)	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
26	1,444,186.97	403,266.24	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
27	2,122,038.80	3,077,816.52	07/01/20	06/30/21	--	0.00	0.00	79,070.97	79,070.97	0.00	0.00
28	2,096,765.10	2,608,849.76	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
29	1,451,744.42	559,184.04	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
30	1,063,603.76	1,094,879.14	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
31	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
32	1,231,402.14	1,089,454.17	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 16 of 28

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
33	1,071,867.52	1,022,293.44	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
34	558,426.08	661,187.02	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
35	947,998.53	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
36	935,285.37	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
37	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
38	(9,763.93)	544,566.92	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
39	1,045,401.37	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
40	(159,626.71)	739,993.40	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
41	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
42	1,483,683.48	1,497,355.76	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
43	2,376,394.72	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
44	930,941.44	1,022,899.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
45	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
46	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
47	336,570.82	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
48	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
49	622,704.85	537,551.14	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
51	653,653.00	768,866.14	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
52	1,036,628.50	1,939,175.56	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
53	646,182.37	727,785.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
54	639,465.07	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
55	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
56	1,037,741.88	958,093.66	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
57	1,045,628.28	910,675.64	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
59	307,502.69	209,639.04	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	343,329,172.01	331,003,777.36				2,311,996.22	6,666.25	604,569.97	8,819,802.71	4,934,750.26	0.00

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 17 of 28

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential					Page 18 of 28

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
10/18/21	0	0.00	0	0.00	2	165,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.133438%	4.109858%	27
09/17/21	0	0.00	0	0.00	2	165,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.133798%	4.110219%	28
08/17/21	0	0.00	0	0.00	2	165,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.134137%	4.110559%	29
07/16/21	0	0.00	0	0.00	2	165,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.134474%	4.110896%	30
06/17/21	0	0.00	0	0.00	2	165,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.134826%	4.111249%	31
05/17/21	0	0.00	0	0.00	2	165,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.135158%	4.111582%	32
04/16/21	1	14,296,615.33	0	0.00	2	165,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.135505%	4.111025%	33
03/17/21	0	0.00	0	0.00	2	165,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.135832%	4.111352%	34
02/18/21	1	14,360,402.25	0	0.00	2	165,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.136211%	4.111731%	35
01/15/21	0	0.00	0	0.00	2	165,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	1	21,780,828.70	4.136533%	4.112053%	36
12/17/20	0	0.00	0	0.00	2	165,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.142467%	4.117987%	36
11/18/20	0	0.00	0	0.00	3	179,448,851.42	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.142796%	4.118316%	37
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																		Page 19 of 28

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹ Advances		Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
1	30304864	04/05/20	17	6	425,879.77	7,894,273.14	5,332,197.89	150,000,000.00	06/01/20	98
1.2	30304907	04/05/20	17	6	42,587.98	789,427.35	0.00	15,000,000.00	06/01/20	98
19	30304898	09/01/21	0	B	57,031.25	57,031.25	0.00	18,250,000.00
Totals					525,499.00	8,740,731.74	5,332,197.89	183,250,000.00
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current					4 - Performing Matured Balloon		1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent		5 - Non Performing Matured Balloon		2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent		6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 20 of 28

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		671,504,921	671,504,921	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		234,494,777	69,494,777	165,000,000		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Oct-21	905,999,698	740,999,698	0	0	165,000,000	0
Sep-21	907,600,874	742,600,874	0	0	165,000,000	0
Aug-21	909,112,914	744,112,914	0	0	165,000,000	0
Jul-21	910,619,327	745,619,327	0	0	165,000,000	0
Jun-21	912,203,865	747,203,865	0	0	165,000,000	0
May-21	913,698,777	748,698,777	0	0	165,000,000	0
Apr-21	915,272,224	735,975,609	14,296,615	0	165,000,000	0
Mar-21	916,755,718	751,755,718	0	0	165,000,000	0
Feb-21	918,488,067	739,127,665	14,360,402	0	165,000,000	0
Jan-21	919,955,530	754,955,530	0	0	165,000,000	0
Dec-20	943,202,426	778,202,426	0	0	165,000,000	0
Nov-20	944,792,046	765,343,195	0	0	179,448,851	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential							Page 21 of 28

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
1	30304864	150,000,000.00	150,000,000.00		07/29/21	137,892,770.50	1.78000	--	04/05/43	I/O
1.2	30304907	15,000,000.00	15,000,000.00		07/29/21	137,892,770.50	1.78000	--	04/05/43	I/O
Totals		165,000,000.00	165,000,000.00			275,785,541.00

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 22 of 28

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
1	30304864	98	NY	06/01/20	98

10/11/2021 - The loan transferred to the Special Servicer on 6/1/20, due for the May 2020 payment. The loan is secured by the fee interest, where the only lease is a ground lease with the owner of the Row hotel in NYC. The tenant under the ground lease de faulted on the ground rent in April 2020. The hotel is currently closed to the public. Lender is dual tracking foreclosure with workout discussions. Foreclosure complaint has been filed. The note is being evaluated for a note sale.

1.2	30304907	Various	Various	06/01/20	98

10/11/2021 - The loan transferred to the Special Servicer on 6/1/20, due for the May 2020 payment. The loan is secured by the fee interest, where the only lease is a ground lease with the owner of the Row hotel in NYC. The tenant under the ground lease de faulted on the ground rent in April 2020. The hotel is currently closed to the public. Lender is dual tracking foreclosure with workout discussions. Foreclosure complaint has been filed. The note is being evaluated for a note sale.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential								Page 23 of 28

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
4	30304840	0.00	3.97000%	0.00	3.97000%	10	06/29/20	05/01/20	07/13/20
27	30304870	0.00	4.68000%	0.00	4.68000%	10	09/01/20	07/01/20	09/14/20
33	30304847	7,030,193.79	4.86800%	7,030,193.79 4.86800%		8	07/28/20	06/01/20	08/12/20
Totals		7,030,193.79		7,030,193.79
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential									Page 24 of 28

Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
* Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential											Page 25 of 28

Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 26 of 28

				Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
1	0.00	0.00	31,250.00	0.00	0.00	6,060.23	0.00	0.00	0.00	0.00	0.00	0.00
1.2	0.00	0.00	3,125.00	0.00	0.00	606.02	0.00	0.00	0.00	0.00	0.00	0.00
27	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	218.24	0.00	0.00	0.00
Total	0.00	0.00	34,375.00	0.00	0.00	6,666.25	0.00	0.00	218.24	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		41,259.49

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 27 of 28

Supplemental Notes
None

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential		Page 28 of 28